UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2006
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one):[  ] is a restatement.
				[  ] adds new holdings entities.

Institutional Investment Manager Filing this Report:

Name:		Elliott & Associates, Inc.
Address:	101 W. Kirkwood
		Suite 230
		Bloomington, IN  47404

13F File Number: 28-4845

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person singing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Matthew K. Bradley
Title:		Vice President
Phone:		812-332-5259
Signature, Place, and Date of Signing:

    Matthew K. Bradley    Indianapolis, IN    August 1, 2006

Report Type (Check only one):

[ X]		13F HOLDINGS REPORT.

[  ]		13F NOTICE.

[  ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		85

Form 13F Information Table Value Total:		$114,679

List of Other Included Managers:

NONE

                             TITLE                  VALUE     SHARES/   SHR/    INVS
NAME OF ISSUER             OF CLASS     CUSIP     (x$1000)    PRN AMT   PRN     DSCR
-------------------------------------------------------------------------------------------
3M Company                    COM     88579Y101        2076     25700   SH      SOLE
Abbott Laboratories           COM     002824100        1077     24700   SH      SOLE
Accenture                     COM     G1150G111        1436     50700   SH      SOLE
Aflac Inc                     COM     001055102         422      9100   SH      SOLE
American Int'l Group, Inc     COM     026874107        1594     27000   SH      SOLE
American Movil S A DE CV      ADR     02364W105        1041     31300   SH      SOLE
American Power Conversion     COM     029066107         678     34800   SH      SOLE
Amern Tower Corp Class A      COM     029912201         846     27200   SH      SOLE
Amgen Incorporated            COM     031162100         587      9000   SH      SOLE
Apache Corp                   COM     037411105         689     10100   SH      SOLE
Automatic Data Processing     COM     053015103         790     17410   SH      SOLE
Bank of America               COM     060505104        2417     50250   SH      SOLE
Barclays Plc                  ADR     06738E204         467     10200   SH      SOLE
Barr Pharmuceuticals, Inc.    COM     068306109         692     14500   SH      SOLE
Berkshire Hathaway Cl B       COM     084670207         767       252   SH      SOLE
BP Amoco PLD ADR              ADR     055622104        5570     80013   SH      SOLE
Burlington Northern Sante F   COM     12189T104        1220     15400   SH      SOLE
Caterpillar                   COM     149123101        1385     18600   SH      SOLE
Chevrontexaco Corp            COM     166764100         395      6368   SH      SOLE
Cisco Systems Inc.            COM     17275R102        1664     85200   SH      SOLE
Citigroup                     COM     172967101        2086     43233   SH      SOLE
Colgate-Palmolive             COM     194162103        1136     18966   SH      SOLE
Conocophillips Com            COM     20825C104        2364     36068   SH      SOLE
Consol Energy Inc             COM     20854P109        2373     50800   SH      SOLE
Copano Energy Llc             COM     217202100         291      6100   SH      SOLE
Corning Inc.                  COM     219350105        1101     45500   SH      SOLE
CSX Corporation               COM     126408103         620      8800   SH      SOLE
Danaher Corporation           COM     235851102         527      8200   SH      SOLE
Diageo PLC ADR                ADR     386090302        1890     27985   SH      SOLE
Duke Realty Investments       COM     264411505         334      9500   SH      SOLE
Ebay, Inc.                    COM     278642103        1350     46100   SH      SOLE
Eli Lilly & Co.               COM     532457108        1569     28392   SH      SOLE
Embraer Empresa Br Adr        ADR     29081M102         656     18000   SH      SOLE
Endologix Inc.                COM     29266S106          42     12000   SH      SOLE
Express 1 Expidited Solutio   COM     815801105          16     12500   SH      SOLE
Exxon Mobile Corp.            COM     30231G102        2023     32972   SH      SOLE
FedEx Corp                    COM     31428X106        2828     24200   SH      SOLE
General Electric              COM     369604103        4211    127775   SH      SOLE
Genuine Parts Co              COM     372460105        1287     30900   SH      SOLE
Goldman Sachs Group Inc.      COM     38141G104         406      2700   SH      SOLE
Harrahs Entmt Inc             COM     413619107        1616     22700   SH      SOLE
Henry Schein Inc              COM     806407102        1243     26600   SH      SOLE
Honda Motor Co Ltd Adr        ADR     438128308         210      6600   SH      SOLE
HSBC Holdings PLC-SPON        ADR     404280406        1166     13200   SH      SOLE
Intel Corporation             COM     458140100        1476     77700   SH      SOLE
J.P. Morgan Chase & Co.       COM     46625H100        1441     34318   SH      SOLE
Johnson & Johnson             COM     478160104        1887     31500   SH      SOLE
Marriott Intl Inc Cl A        COM     571903202        1456     38200   SH      SOLE
Marshall & Ilsley Corp        COM     571834100         670     14638   SH      SOLE
McCormick & Co.               COM     579780206         278      8300   SH      SOLE
Medtronic Inc                 COM     585055106        1723     36725   SH      SOLE
Merrill Lynch                 COM     590188108        1043     15000   SH      SOLE
Microsoft Corporation         COM     594918104        2570    110307   SH      SOLE
Monsanto                      COM     61166W101        2517     29900   SH      SOLE
Motorola Inc.                 COM     620076109         961     47700   SH      SOLE
Old National Bancorp Ind      COM     680033107         217     10890   SH      SOLE
Omnicom Group Inc.            COM     681919106        1007     11300   SH      SOLE
Oracle Corp                   COM     68389X105         849     58618   SH      SOLE
Paincare Holdings Inc         COM     69562E104          25     12050   SH      SOLE
PepsiCo Inc.                  COM     713448108        2485     41396   SH      SOLE
Petroleo Brasileiro Adrf      ADR     71654V408         670      7500   SH      SOLE
Pfizer Inc.                   COM     717081103        1521     64790   SH      SOLE
Praxair, Inc.                 COM     74005P104        2090     38700   SH      SOLE
Procter & Gamble              COM     742718109        2198     39534   SH      SOLE
Qualcomm Inc                  COM     747525103         268      6700   SH      SOLE
Republic Bancorp Incl KY Cl   COM     760281204         433     21035   SH      SOLE
Roche Hldg Ltd Spon Adrf      ADR     771195104         910     11000   SH      SOLE
Schlumberger Ltd.             COM     806857108        1843     28300   SH      SOLE
Simon Property Group, Inc     COM     828806109         456      5500   SH      SOLE
Starbucks Corporation         COM     855244109         393     10400   SH      SOLE
Starwood Hotels & Resort      COM     85590A401         622     10300   SH      SOLE
Stryker Corp                  COM     863667101        1082     25700   SH      SOLE
Suncor Energy                 ADR     867229106         599      7400   SH      SOLE
Supreme Industries, Inc.      COM     868607102          72     10000   SH      SOLE
Sysco Corp                    COM     871829107        1565     51200   SH      SOLE
Target Corp.                  COM     87612E106         464      9500   SH      SOLE
Textron Incorporated          COM     883203101         848      9200   SH      SOLE
Toyota Motor                  ADR     892331307        2081     19900   SH      SOLE
Transocean Offshore Inc.      COM     893817106         538      6700   SH      SOLE
United Commerce Bancorp       COM     909835100         300     20000   SH      SOLE
United Technologies Corp.     COM     913017109        1287     20300   SH      SOLE
Walgreen Company              COM     931422109        3341     74500   SH      SOLE
Wells Fargo & Co              COM     949746101        1006     15000   SH      SOLE
Williams Companies, Inc.      COM     969457100         589     25200   SH      SOLE
Wyeth                         COM     983024100        1129     25433   SH      SOLE
